Note 9 - Equity Plans and Related Equity Activities (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Notes Tables
Share-Based Payment Arrangement, Cost by Plan [Table Text Block]
	Three Months Ended March 31,
	2023	2022
Research and development	$97	$119
General and administrative	390	302
Total stock-based compensation	$487	$421

	Year Ended December 31,
	2022	2021
Research and development	$583	$292
General and administrative	1,300	851
Total stock-based compensation	$1,883	$1,143

Schedule of Share-Based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
	Year Ended December 31,
	2022			2021
Option Grants:
Expected term (years)	5.00	-	6.06	5.62	-	10.00
Expected volatility	71%	-	86%		88%
Risk-free interest rate	0.53%	-	4.07%	0.60%	-	1.20%
Expected dividend		0%			0%
ESPP:
Expected term (years)	0.50	-	2.00
Expected volatility	83%	-	93%
Risk-free interest rate	4.37%	-	4.60%
Expected dividend		0%

Share-Based Payment Arrangement, Activity [Table Text Block]
	Awards Available to Grant	Number of Awards Outstanding	Weighted Average Exercise Price	Weighted Average Remaining Contractual Terms (Years)	Aggregate Intrinsic Value
Outstanding at December 31, 2021	888,435	3,536,715	$2.71
Shares authorized added to 2022 Plan	2,573,405
Shares not returned to plan	(913,842)
Options Granted	(2,097,010)	2,097,010	$3.18
Options Exercised	-	(75,550)	$1.45
Options Cancelled	839,156	(839,156)	$2.43
Restricted stock awards granted	(23,518)	23,518	$-
Restricted stock awards vested	-	(23,518)	$-
Restricted stock units granted	(243,618)	243,618	$-
Restricted stock units vested	-	(80,668)	$-
Restricted stock units forfeited	42,415	(42,415)	$-
Outstanding at December 31, 2022	1,065,423	4,839,554	$2.91	6.66	$82
Vested and exercisable at December 31, 2022		2,685,009	$2.75	4.41	$-
Vested and expected to vest at December 31, 2022		4,824,187	$2.91	6.65	$82

Share-Based Payment Arrangement, Option, Exercise Price Range [Table Text Block]
			Awards Outstanding			Awards Exercisable
Range of Exercise Price			Number of Awards	Weighted-Average Remaining Contractual Term (Years)	Weighted Average Exercise Price per Share	Number of Awards	Weighted-Average Remaining Contractual Term (Years)	Weighted Average Exercise Price per Share
$1.27	to	$2.65	3,103,997	6.12	$2.08	1,692,935	3.09	$1.68
$3.03	to	$4.79	1,384,481	7.55	$4.38	820,036	6.72	$4.13
$6.54	to	$7.62	230,541	6.83	$6.84	172,038	6.40	$6.69
			4,719,019	6.58	$2.99	2,685,009	4.41	$2.75